Leases - Supplemental lease cash flow (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Leases
Cash payments for operating leases	¥ 30,645,878	$ 4,198,468	¥ 25,839,863
Operating ROU assets released in exchange for operating lease liabilities	24,904,133	3,411,852	26,602,626
Operating ROU assets obtained in exchange for new operating lease liabilities	¥ 51,284,880	$ 7,026,000	¥ 115,402,428